Income tax expense (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 01, 2015	Mar. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense
Current tax expense			$ 9	$ 22
U.K. corporation tax rate	19.00%	21.00%	19.00%	19.00%	19.00%
Loss on ordinary activities before taxation			$ (13,976)	$ (44,788)	$ (40,324)
U.K. Corporation tax at 19%			921	(1,571)	(450)
Overseas tax at higher rate			(3,953)	(7,669)	(12,955)
Effects of:
Unrecognized losses			(3,032)	(9,240)	$ (13,405)
Other adjustments-overseas taxes			9	22
Total tax charge			9	22
U.K.
Income tax expense
Loss on ordinary activities before taxation			4,800
Effects of:
Unrecognized cumulative net deferred tax asset			1,300
Cumulative historical losses			12,200
Cumulative net operating losses			115,400
Overseas taxes
Income tax expense
Current tax expense			$ 9	$ 22